Annual Total Returns (Vanguard Long-Term Bond Index Fund - Institutional Shares Institutional) (Vanguard Long-Term Bond Index Fund, Vanguard Long-Term Bond Index Fund - Institutional Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Annual Total Return
2012	8.63%
2011	22.24%
2010	10.44%
2009	1.91%
2008	8.77%
2007	6.71%